Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Other Liabilities, Provisions and Commitments	Other Liabilities, Provisions and Commitments
24.1 Other current liabilities

	2024	2023
Short-term employee benefits	Ps. 7,493	Ps. 6,567
Accrued expenses	7,117	6,288
Other	1,470	734
Total	Ps. 16,080	Ps. 13,589
24.2 Other current financial liabilities

	2024	2023
Sundry creditors	Ps. 1,196	Ps. 1,150
Derivative financial instruments (See Note 19)	320	680
Dividends payable	196	209
Total	Ps. 1,712	Ps. 2,039
24.3 Other non-current liabilities

	2024	2023
Taxes payable	Ps. 38	Ps. 38
Debt with former shareholders	1,514	1,578
Other	241	825
Total	Ps. 1,793	Ps. 2,441
24.4 Other non-current financial liabilities

	2024	2023
Derivative financial instruments (See Note 19)	Ps. 2,100	Ps. 4,668
Success fee to pay	432	460
Security deposits	196	184
Other (1)	1,103	152
Total	Ps. 3,831	Ps. 5,464

(1) The 2024 amount includes tax credit recovery payment to former shareholders. See Note 18.
24.5 Provisions
The Company has various loss contingencies and has recognized provisions for legal proceedings it believes an unfavorable resolution is probable and the amount can be reasonably estimated. The following table presents the nature and amount of the provisions as of December 31, 2024 and 2023:

	2024	2023
Taxes	Ps. 940	Ps. 1,348
Labor	1,180	1,308
Legal	668	614
Total (1)	Ps. 2,788	Ps. 3,270
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 12.

24.6 Changes in the balance of provisions
24.6.1 Taxes

	2024	2023	2022
Balance at beginning of the period	Ps. 1,348	Ps. 1,823	Ps. 2,066
Penalties and other charges (See Note 18)	69	228	109
New contingencies (See Note 18)	4	4	306
Cancellation and adjustments (1) (See Note 18)	(283)	(447)	(177)
Payments	(107)	(155)	(473)
Effect of foreign currency exchange rates	(91)	(105)	(8)
Balance at end of the period	Ps. 940	Ps. 1,348	Ps. 1,823

(1) Cancellation and adjustments includes Ps.240 related to reduction of contingencies guaranteed by former shareholders.

24.6.2 Labor

	2024	2023	2022
Balance at beginning of the period	Ps. 1,308	Ps. 1,385	Ps. 1,472
Penalties and other charges (See Note 18)	71	64	80
New contingencies (See Note 18)	361	843	516
Cancellation and expiration (See Note 18)	(340)	(523)	(385)
Contingencies added in business combinations	—	—	65
Payments	(181)	(308)	(301)
Effects of foreign currency exchange rates	(39)	(153)	(62)
Balance at end of the period	Ps. 1,180	Ps. 1,308	Ps. 1,385
24.6.3 Legal

	2024	2023	2022
Balance at beginning of the period	Ps. 614	Ps. 679	Ps. 612
Penalties and other charges (See Note 18)	52	50	57
New contingencies (See Note 18)	36	117	75
Cancellation and expiration (See Note 18)	(35)	(109)	(79)
Contingencies added in business combinations	—	—	149
Payments	(5)	(68)	(110)
Effect of foreign currency exchange rates	6	(55)	(25)
Balance at end of the period	Ps. 668	Ps. 614	Ps. 679
While provision for these claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
24.7 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were assessed by the Company as less than probable but more than remote, and the estimated amount including uncertain tax position as of December 31, 2024 of these lawsuits is Ps. 164,577, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.

The Company has tax disputes, most of which are related to its Brazilian and Mexican operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible tax contingencies of Brazilian and Mexican operations amount to approximately Ps. 110,752. This refers to various tax disputes related primarily to: (i) Ps. 10,454 of credits for ICMS (“VAT”); (ii) Ps. 37,219 related to tax credits of “IPI” (Tax on Industrial Products by its Portuguese acronym) over raw materials acquired from Free Trade Zone Manaus; (iii) Claims of Ps. 30,115 related to compensation of federal taxes not approved by the Tax authorities; (iv) Ps. 12,263 relating to questions about the amortization of goodwill generated in acquisitions operations; (v) Ps. 2,621 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003; and (vi) Ps. 706 related to the exclusion of ICMS (“VAT”) from the PIS/COFINS taxable basis and (vii) Ps. 17,374 regarding disputes on tax deductions of ongoing business. The Company is defending its position in these matters and final decision is pending in court.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
24.8 Collateralized contingencies
As is customary in Brazil, the Company has been required by the tax authorities to collateralize tax contingencies currently in litigation amounting to Ps. 15,700, Ps. 13,692 and Ps. 13,728 as of December 31, 2024, 2023 and 2022, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also as disclosed in Note 7.2 there is some restricted cash in Brazil that relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
24.9 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 9,166 and Ps. 3,394 as December 31, 2024 and 2023, respectively.